MAJOR NON-CASH TRANSACTIONS (Details)		1 Months Ended
	Jun. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Mar. 25, 2021 SGD ($)
MAJOR NON-CASH TRANSACTIONS
Share capital of the Company			$ 3,000	$ 3,000
Remaining assets			361,661,000	$ 272,121,000
Newpai (Parent Company)
MAJOR NON-CASH TRANSACTIONS
Value of shares allotted and issued for cash injection	$ 23,144,000	$ 471,336,000
Singapore Super Hi
MAJOR NON-CASH TRANSACTIONS
Ordinary shares in exchange (in shares) | shares					10,000,000
Ownership interest acquired (in percents)					100.00%
Cash consideration			$ 9,553,000		$ 0
Share capital of the Company					$ 5,962,000	$ 2,000,000
Central Kitchen Business and IFS Business, Haidilao Singapore
MAJOR NON-CASH TRANSACTIONS
Remaining assets		$ 3,071,000